Document and Entity Information	Jul. 07, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001840439
Document Type	8-K/A
Document Period End Date	Jul. 07, 2021
Entity Registrant Name	BIOMEA FUSION, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40335
Entity Tax Identification Number	82-2520134
Entity Address, Address Line One	726 Main Street
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	(650)
Local Phone Number	980-9099
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	BMEA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (the “Amendment”) amends the Current Report on Form 8-K of Biomea Fusion, Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission on July 9, 2021 (the “Original Form 8-K”), which incorrectly stated that Franco Valle would be joining the Company as its Chief Executive Officer. Mr. Valle will be joining the Company as its Chief Financial Officer, Principal Financial Officer and Principal Accounting Officer. The original text of the Original Form 8-K has been restated below to reflect such correction.